General Information and Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and related Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, all adjustments consisting of normal recurring items, necessary for a fair statement of financial position, operating results and cash flows have been included in the unaudited interim condensed consolidated financial statements and related notes. The unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2022 included in our Annual Report on Form 20-F filed with the SEC on April 4, 2023 (the “2022 Annual Report”). The year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results for the six months ended June 30, 2023, are not necessarily indicative of results for the year ending December 31, 2023, or any other future periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and Variable Interest Entities (“VIE”) for which the Company is a primary beneficiary and are also consolidated (please read Note 15—Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated in consolidation.

The results of operations are subject to seasonal and other fluctuations, and are therefore not necessarily indicative of results that may otherwise be expected for the entire year.

Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after these financial statements are issued. As part of the assessment, management has considered the following;

•the current financial condition and liquidity sources, including current funds available and forecasted future cash flows;
•any likely effects of global epidemics or other health crises, such as the COVID-19 pandemic;
•the effects of the conflict in Ukraine on the Company’s business, including potential escalations or wider implications on other countries as well as possible effects of trade disruptions; and
•the environmental effect on vessels' Energy Efficiency Existing Ship Index (“EEXI”);
•the total capital contributions required for the Terminal Expansion Project.
Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The following accounting standards issued as of June, 30, 2023, may affect future reporting by Navigator Holdings Ltd. Refer to the 20-F for a comprehensive list of accounting pronouncements However there are no other accounting pronouncements that are expected to have a material impact affecting the future financial reporting by the Company for the six months ended June 30, 2023